Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of significant accounting policies [Abstract]
Schedule of Subsidiaries
These consolidated financial statements include the accounts of the Company and the following subsidiaries:

Company	Principal activity	Country of incorporation
AuRico Gold Chihuahua, S.A. de C.V., SOFOM E.N.R.	Administrative services	Mexico
AuRico Gold Holdings Inc.	Holding company	Canada
AuRico Gold (USA), Inc.	Administrative services	United States of America
Capital Gold Corporation	Holding company	United States of America
Leadville Mining & Milling Holding Corporation	Holding company	United States of America
Minera Santa Rita, S. de R.L. de C.V.	Gold and silver mining	Mexico
Nayarit Gold Inc.	Holding company	Canada
Oro de Altar, S.A. de C.V.	Holding company	Mexico
0975828 B.C. LTD.	Holding company	Canada
Orsa Ventures Corp.	Holding company	Canada
Esperanza Resources (Cayman)	Holding company	Cayman Islands
Esperanza Exploration (BVI) Inc.	Holding company	British Virgin Islands
Minas de Oro Nacional, S.A. de C.V.	Gold and silver mining	Mexico
Operason S.A. de C.V.	Administrative services	Mexico
Sonora Gerencial S.A. de C.V.	Administrative services	Mexico
Esperanza Silver de Mexico SA de CV	Gold and silver mining	Mexico
Servicios Mineros Tetlama S.A. de C.V.	Administrative services	Mexico
Esperanza Silver Peru SAC	Gold and silver mining	Peru
Dogu Biga Madencilik Sanayi Ticaret AS	Gold and silver mining	Turkey
Esperanza Services Inc.	Holding company	USA
Quartz Mountain Gold Ltd.	Gold and silver mining	USA
Carlisle Goldfields Ltd.	Holding company	Canada
Richmont Mines Ltd.	Gold and silver mining	Canada

Disclosure of detailed information about property, plant and equipment [text block]
Amortization rates applicable to each category of property, plant and equipment, with the exception of land, are as follows:

Asset	Useful life
Leasehold improvements	3 years
Mobile equipment	2-10 years
Other equipment	2-20 years
Processing plant	2-20 years
Shaft, underground infrastructure and mineral properties	Unit-of-production
Vehicles	3-6 years
Buildings	7-20 years
Office equipment	2-8 years

		Mineral property
	Plant and equipment	Depletable	Non-depletable	Exploration and evaluation	Total
Cost
At December 31, 2015	$922.9	$1,286.7	$48.4	$244.3	$2,502.3
Additions	67.4	56.3	17.8	16.9	158.4
Acquisition of Carlisle Goldfields	—	—	—	19.9	19.9
Transfer from other assets	—	—	—	4.2	4.2
Disposals	(6.7)	—	—	—	(6.7)
At December 31, 2016	$983.6	$1,343.0	$66.2	$285.3	$2,678.1
Additions	66.4	56.7	14.3	41.6	179.0
Acquisition of Richmont Mines (note 5)	55.7	718.6	—	—	774.3
Disposals	(2.7)	—	—	—	(2.7)
At December 31, 2017	$1,103.0	$2,118.3	$80.5	$326.9	$3,628.7

Accumulated amortization and impairment charges
At December 31, 2015	$206.5	$425.2	$5.1	$6.3	$643.1
Amortization	69.0	49.9	—	—	118.9
Disposals	(2.1)	—	—	—	(2.1)
At December 31, 2016	$273.4	$475.1	$5.1	$6.3	$759.9
Amortization	61.6	54.9	—	—	116.5
Disposals	(1.1)	—	—	—	(1.1)
At December 31, 2017	$333.9	$530.0	$5.1	$6.3	$875.3

Net carrying value
At December 31, 2016	$710.2	$867.9	$61.1	$279.0	$1,918.2
At December 31, 2017	$769.1	$1,588.3	$75.4	$320.6	$2,753.4
The net carrying values by segment (note 16) are as follows:

		Mineral property
	Plant and equipment	Depletable	Non-depletable	Exploration and evaluation	Total
Young-Davidson	$589.5	$767.1	$75.4	—	$1,432.0
Mulatos	112.9	99.1	—	—	212.0
Island Gold	54.8	720.1	—	—	774.9
El Chanate	4.1	2.0	—	—	6.1
Corporate and other	7.8	—	—	320.6	328.4
At December 31, 2017	$769.1	$1,588.3	$75.4	$320.6	$2,753.4

Young-Davidson	$580.7	$789.2	$61.1	—	$1,431.0
Mulatos	121.6	76.9	—	—	198.5
El Chanate	2.6	1.8	—	—	4.4
Corporate and other	5.3	—	—	279.0	284.3
At December 31, 2016	$710.2	$867.9	$61.1	$279.0	$1,918.2

Schedule of Investments By Classification

Asset / Liability	IAS 39	IFRS 9
Cash and cash equivalents	Fair value through profit or loss	Amortized cost
Equity securities	Available-for-sale	Fair value through OCI
Amounts receivable	Loans and receivable	Amortized cost
Prepayment option embedded derivative	Fair value through profit or loss	Fair value through profit or loss
Accounts payable and accrued liabilities	Amortized cost	Amortized cost
Debt and financing obligations	Amortized cost	Amortized cost
Non-hedged derivatives	Fair value through profit or loss	Fair value through profit or loss
Hedging Derivatives	Fair value through OCI	Fair value through OCI

Schedule of Recently Issued Standards, Not Yet Adopted
Standards issued, but not yet adopted include:

Effective
IFRS 15, Revenue from Contracts with Customers	January 1, 2018
IFRS 16, Leases	January 1, 2019
IFRIC 22, Foreign Currency Transactions and Advance Consideration	January 1, 2018